CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2021	May 22, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expenses				$ 17,744	$ 306,158
Accured Interest				0	581,366
Amortization of debt discounts				0	2,174,273
Debt instrument, principal amount				20,437
Short-term notes payable			$ 1,684,615	1,020,350	372,232
Loan proceeds				0	$ 320,500
Note Purchase Agreement [Member]
Promissory note, Principal amount	$ 1,580,000
Interest rate	8.00%
Cash payments (Quarterly)	$ 250,000
Aggregate amount required during each quarter	250,000
Aggregate amount required during each quarter (Minimum payment)	$ 50,000
SinglePoint Direct Solar [Member] | Promissory Note [Member]
Debt instrument, principal amount				$ 311,070
Debt instrument, maturity date descriptions				due in 18 monthly installments beginning December 12, 2020
Debt instrument, interest rate				1.00%
EIDL [Member]
Loan proceeds		$ 150,000
Debt instrument, maturity date descriptions		a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $731 beginning May 1, 2021
Interest Rate		3.75%
Monthly Installment		$ 731
May, 2020 [Member] | Short Term Notes Payable [Member]
Debt instrument, principal amount				$ 312,300
Proceeds from loan payable				$ 332,737
Debt instrument, maturity date				May 07, 2022
Warrant
Short-term notes payable				$ 60,371
Long-term notes-payable				60,370
Fair value of consideration			339,599	339,599
Balance outstanding			50,000	50,000
Purchase consideration			$ 450,000	$ 450,000